Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended								1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 2009 Warrants [Member]	Dec. 31, 2013 2009 Warrants [Member]	Jun. 30, 2014 2009 Warrants [Member] Minimum [Member]	Jun. 30, 2014 2009 Warrants [Member] Maximum [Member]	Dec. 31, 2013 Amended Two Thousand And Nine Warrants [Member]	Dec. 31, 2013 Class A [Member]	Mar. 31, 2012 Class A [Member]	Jun. 30, 2014 Class A [Member]	Dec. 31, 2013 Class A [Member]	Dec. 31, 2012 Class A [Member]	Dec. 31, 2009 Class A [Member] 2009 Warrants [Member]	Dec. 31, 2009 Class A [Member] 2009 Warrants [Member] Minimum [Member]	Dec. 31, 2009 Class A [Member] 2009 Warrants [Member] Maximum [Member]	Dec. 31, 2010 Class A [Member] 2010 Warrants [Member] Directors And Employees [Member]	Dec. 31, 2012 Class A [Member] 2010 Warrants [Member] Minimum [Member] Directors And Employees [Member]	Dec. 31, 2012 Class A [Member] 2010 Warrants [Member] Maximum [Member] Directors And Employees [Member]	Dec. 31, 2013 Class B [Member]	Jun. 30, 2014 Class B [Member]	Dec. 31, 2013 Class B [Member]	Dec. 31, 2012 Class B [Member]
Capital Unit [Line Items]
Common stock due to conversion, shares			Each share of Class B common stock is convertible into one share of Class A common stock
Conversion of stock											3,556,592	68,499		(3,556,592)								(68,499)		3,556,592
Common stock exchange ratio		1
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Preferred stock, par value	$ 0.001		$ 0.001
Treasury stock, shares acquired										927,312			927,312								192,132		192,132
Treasury stock, per share	$ 16.75
Treasury stock, value	$ 18,751,000		$ 18,751,000	$ 18,751,000
Treasury stock, shares	1,119,444		1,119,444							927,312		927,312	927,312								192,132	192,132	192,132
Treasury stock, value acquired, cost	18,751,000		18,751,000
Warrants to purchase shares															3,310,428			2,142,000
Number of shares each warrant entitles to purchase															1			1
Exercise price range							$ 24.24	$ 28.28								$ 24	$ 28		$ 26	$ 32
Award description						The recipients can only exercise the warrants on the sixth, eighteenth, and thirtieth month anniversaries of the occurrence of a Qualified IPO.
Warrants outstanding						3,310,428
Warrants expiration date					Nov. 12, 2019	Nov. 12, 2019
Fair value adjustments related to warrants			4,000,000
Outstanding warrants									8,300,000
Compensation expense									$ 4,000,000